Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - Equity Method Investees Other than Morgan Stanley [Member] - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Equity Method Investment, Summarized Financial Information, Assets
Net loans	¥ 15,190	¥ 15,772
Total assets	29,255	28,910
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	8,898	9,103
Total liabilities	24,025	23,423
Noncontrolling interests	1,005	1,135
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	1,093	1,036	¥ 901
Total interest expense	419	430	329
Net interest income	674	606	572
Provision for credit losses	171	157	136
Income before income tax expense	366	205	337
Net income	¥ 285	¥ 135	¥ 229